ADVANCED SERIES TRUST

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

Supplement dated December 19, 2023 to the

Currently Effective Prospectus

This supplement should be read in conjunction with your currently effective Prospectus for the Advanced Series Trust. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, the Prospectus is hereby revised as follows:

A.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST—AST BALANCED ASSET ALLOCATION PORTFOLIO—Principal Investment Policies" is hereby revised to include the information set forth below:

DISCIPLINED INTERNATIONAL OPPORTUNITIY (Jennison). This strategy seeks to achieve its investment objectives by investing, under normal conditions, invests a majority of its net assets in equity and equity-related securities of non- U.S. companies located in various countries outside the U.S., including non-U.S. issuers located in emerging markets. The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies in the early stages of accelerating growth, with attributes such as sustained competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser incorporates this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser's fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the MSCI ACWI-ex US Index, using a technique known generally as portfolio optimization.

GLOBAL CORE (PGIM Fixed Income). This strategy seeks alpha from across the global fixed income sectors. The strategy invests in debt securities of developed and emerging foreign corporations and governments (including supranational organizations, semi-governmental entities, or government agencies), in investment-grade developed market mortgages and mortgage-related securities, and in developed and emerging short-term and long-term bank debt securities or bank deposits. PGIM Fixed Income seeks investment-grade securities denominated in U.S. dollars or foreign currencies but may opportunistically invest a portion of assets in non-investment grade and high yield bonds. The strategy may invest in derivatives to generate alpha and hedge risk exposures.

In managing the strategy's assets, PGIM Fixed Income will use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM Fixed Income develops views on economic, policy, and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM Fixed Income may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The strategy may invest in a security based upon the expected total return rather than the yield of such security.

B.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST—AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO—Principal Investment Policies" is hereby revised to include the information set forth below:

DISCIPLINED INTERNATIONAL OPPORTUNITIY (Jennison). This strategy seeks to achieve its investment objectives by investing, under normal conditions, invests a majority of its net assets in equity and equity-related securities of non- U.S. companies located in various countries outside the U.S., including non-U.S. issuers located in emerging markets. The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies in the early stages of accelerating growth, with attributes such as sustained competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser incorporates this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser's fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor

ASTSUP5

exposures managed relative to the MSCI ACWI-ex US Index, using a technique known generally as portfolio optimization.

GLOBAL CORE (PGIM Fixed Income). This strategy seeks alpha from across the global fixed income sectors. The strategy invests in debt securities of developed and emerging foreign corporations and governments (including supranational organizations, semi-governmental entities, or government agencies), in investment-grade developed market mortgages and mortgage-related securities, and in developed and emerging short-term and long-term bank debt securities or bank deposits. PGIM Fixed Income seeks investment-grade securities denominated in U.S. dollars or foreign currencies but may opportunistically invest a portion of assets in non-investment grade and high yield bonds. The strategy may invest in derivatives to generate alpha and hedge risk exposures.

In managing the strategy's assets, PGIM Fixed Income will use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM Fixed Income develops views on economic, policy, and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM Fixed Income may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The strategy may invest in a security based upon the expected total return rather than the yield of such security.

C.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST— AST PRESERVATION ASSET ALLOCATION PORTFOLIO—Principal Investment Policies" is hereby revised to include the information set forth below:

DISCIPLINED INTERNATIONAL OPPORTUNITIY (Jennison). This strategy seeks to achieve its investment objectives by investing, under normal conditions, invests a majority of its net assets in equity and equity-related securities of non- U.S. companies located in various countries outside the U.S., including non-U.S. issuers located in emerging markets. The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies in the early stages of accelerating growth, with attributes such as sustained competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser incorporates this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser's fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the MSCI ACWI-ex US Index, using a technique known generally as portfolio optimization.

GLOBAL CORE (PGIM Fixed Income). This strategy seeks alpha from across the global fixed income sectors. The strategy invests in debt securities of developed and emerging foreign corporations and governments (including supranational organizations, semi-governmental entities, or government agencies), in investment-grade developed market mortgages and mortgage-related securities, and in developed and emerging short-term and long-term bank debt securities or bank deposits. PGIM Fixed Income seeks investment-grade securities denominated in U.S. dollars or foreign currencies but may opportunistically invest a portion of assets in non-investment grade and high yield bonds. The strategy may invest in derivatives to generate alpha and hedge risk exposures.

In managing the strategy's assets, PGIM Fixed Income will use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM Fixed Income develops views on economic, policy, and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM Fixed Income may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The strategy may invest in a security based upon the expected total return rather than the yield of such security.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP5